Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 7,082	$ 15,635
Restricted cash	100	99
Marketable equity securities	71	474
Trade receivables	113	308
Other current receivables	480	531
Total current assets	7,846	17,047
Non-current assets
Operating lease right-of-use asset	1,576	1,802
Fixed assets, net	323	461
Total non-current assets	1,899	2,263
TOTAL ASSETS	9,745	19,310
Current liabilities
Trade payables	297	136
Operating lease liability	289	468
Other current payables	1,157	1,548
Total current liabilities	1,743	2,152
Operating lease liability non-current	1,272	1,163
TOTAL LIABILITIES	3,015	3,315
Shareholders’ equity
Ordinary Shares, no par value; Authorized 1,000,000,000 shares; Issued and outstanding: 508,710,696 and 459,778,056 shares as of December 31, 2024, and December 31, 2023, respectively
Additional paid in capital	137,094	135,282
Accumulated deficit	(131,028)	(119,890)
Total Foresight Autonomous Holdings Ltd. shareholders’ equity	6,066	15,392
Non-controlling interest	664	603
Total equity	6,730	15,995
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 9,745	$ 19,310